Fair Value, Option, Carrying Amount (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 44,791	$ 47,531
Loans held for sale	1,176	873
Loans	5,916	309
Long-term debt	0	306
Long-term debt, Unpaid principal	0	353
Long-term debt, Aggregate differences	0	(47)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	44,791	47,531
Mortgages held for sale, Unpaid principal	43,687	47,818
Loan held for sale, aggregate difference	1,104	(287)
Nonaccrual loans	265	325
Nonaccrual loans, Unpaid principal	584	662
Nonaccrual loans, Aggregate difference	(319)	(337)
Loans 90 days or more past due and still accruing	44	38
Loans 90 days or more past due and still accruing, Unpaid principal	56	47
Loans 90 days or more past due and still accruing, Aggregate difference	(12)	(9)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loan held for sale, aggregate difference	(40)	(24)
Loans held for sale	1,176	873
Loans held for sale, Unpaid principal	1,216	897
Nonaccrual loans	25	1
Nonaccrual loans, Unpaid principal	39	7
Nonaccrual loans, Aggregate difference	(14)	(6)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loan held for sale, aggregate difference	475	(39)
Loans	5,916	309
Loans, Unpaid principal	5,441	348
Nonaccrual loans	32	13
Nonaccrual loans, Unpaid principal	32	16
Nonaccrual loans, Aggregate difference	0	(3)
Loans 90 days or more past due and still accruing	0	2
Loans 90 days or more past due and still accruing, Unpaid principal	0	2
Loans 90 days or more past due and still accruing, Aggregate difference	$ 0	$ 0